Cover	Nov. 01, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 01, 2024
Entity File Number	000-50107
Entity Registrant Name	DAYBREAK OIL AND GAS, INC.
Entity Central Index Key	0001164256
Entity Tax Identification Number	91-0626366
Entity Incorporation, State or Country Code	WA
Entity Address, Address Line One	1414 S. Friendswood Dr.
Entity Address, Address Line Two	Suite 212
Entity Address, City or Town	Friendswood
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77546
City Area Code	(281)
Local Phone Number	996-4176
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false